Reporting Entity	12 Months Ended
Dec. 31, 2017
Disclosure of reporting entity [Abstract]
Reporting Entity
Note 1 -  Reporting Entity.

A.
Mazor Robotics Ltd. (the “Company”) is an Israeli company incorporated in Israel. The address of the Company’s registered office is 5 Shacham St., North Industrial Park, Caesarea, Israel. These consolidated financial statements as of and for the year ended December 31, 2017 comprise the Company and its wholly owned subsidiaries incorporated in the United States (U.S.) and Singapore, Mazor Robotics Inc. and Mazor Robotics Pte. Ltd., respectively (together referred to as the “Group”). The Group is a leading innovator in spine surgery and has pioneered surgical robotic-guidance systems and complementary products in the spine and brain surgical markets that enable surgeons to conduct spine and brain procedures in an accurate and secure manner.  The Group engages in the development, production and marketing of innovative medical devices for supporting surgical procedures in the field of orthopedics and neurosurgery. The Group operates in the field of image guided surgery (also known as computer assisted surgery) that enables the use of surgical instruments with high precision and minimal invasiveness and that simplifies complex surgical procedures. Since August 2007, the ordinary shares of the Company have been registered for trade on the Tel Aviv Stock Exchange. In May 2013, the Company’s American Depositary Shares (“ADSs”), each of which represents 2 ordinary shares of the Company, represented by American Depositary Receipts (“ADRs”), were registered for trade on the NASDAQ Capital Market and are currently traded on the NASDAQ Global Market.

B.	Definitions

In these financial statements -

(1)	The Company - Mazor Robotics Ltd.

(2)	The Group - Mazor Robotics Ltd. and its subsidiaries.

(3)	Subsidiary - A company, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

(4)	Related party - Within its meaning in IAS 24, “Related Party Disclosures.”

C.	Material events in the reporting period

Lead Sharing and Distribution Agreement and Purchase Agreement with Medtronic plc.

On May 16, 2016, the Company entered into two strategic agreements with Medtronic. One agreement is a two-phase Exclusive Lead Sharing and Distribution Agreement. The second agreement was a Purchase Agreement, which provided for an equity investment by Medtronic in Company.

In August the Company and Medtronic amended and restated the original Exclusive Lead Sharing and Distribution Agreement and entered into the second phase, Medtronic will assume exclusive global sales and distribution rights for the Mazor X system

Exclusive Lead Sharing and Distribution Agreement

The exclusive lead sharing and distribution agreement is a commercial agreement which had an initial U.S.-based co-promotion phase. Subject to meeting certain milestones defined in the agreement, and the parties’ mutual decision to proceed, the relationship enters a second phase. During the second phase, Medtronic will assume exclusive global sales and distribution rights for the Mazor X system.

In August 2017, the Company and Medtronic entered the second phase of its strategic partnership.  The agreements provide for the conversion of the commercial relationship between the parties, with Medtronic assuming exclusive worldwide distribution of the Mazor X system, and Medtronic making a third tranche investment in the Company. These developments are a result of the early achievement of certain sales and marketing milestones by both companies, as well as higher than expected global market acceptance and demand for the Mazor X system.

As a part of the agreement, Medtronic assumed exclusive global commercial responsibility for the Mazor X surgical robotic-guidance and its accessories in the spine market.

The agreement also provided for a co-development of future products for the spine market that combine the Company’s core expertise in surgical planning and precision-guided surgical systems with Medtronic’s navigation capabilities and implant systems.

Purchase Agreement

The Purchase Agreement provides for a three-tranche equity investment in the Company.  In the first tranche, which closed in May 2016, Medtronic purchased from the Company’s newly issued 2,085,984 Ordinary Shares, representing 1,042,992 ADSs, at a price per ADS of $11.42, for a total of $11.9 million, before deducting issuance expenses payable by the Company.

In the second tranche, which closed in August 2016, the Company issued 1,831,384 Ordinary Shares, representing 915,692 ADSs. The price per ADS in the second tranche was $21.84, or a total of $20 million, before deducting issuance expenses payable by the Company.

In the third tranche, which closed in September 2017, Medtronic purchased newly issued 1,040,107 ADSs, representing 2,080,214 Ordinary Shares The price per ADS in the third tranche was $38.46. As part of this transaction, The Company also issued to Medtronic warrants to purchase an additional 1,210,000 of the Company’s ADSs at an exercise price of $44.23 per ADS. Medtronic has the right to exercise the warrants immediately in whole or in part, for cash, and they expire after 18 months. Total consideration for the ADSs and the warrants amounted to approximately $40 million, before deducting issuance expenses payable by the Company.